UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012
                                                  -----------------------

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     TCG Holdings, L.L.C.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
         ------------------------------------------------------
          Suite 220 S.
         ------------------------------------------------------
          Washington, DC  20004-2505
         ------------------------------------------------------

Form 13F File Number:  28- 12410
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Rubenstein
         ------------------------------------------------------
Title:    Managing Director
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-
in-Fact for David M. Rubenstein*          Washington, DC         May 15, 2012
-------------------------------------   ------------------    ------------------
          Signature                         City, State              Date

*Signed pursuant to a Power Of Attorney dated February 11, 2011, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by TCG Holdings, L.L.C.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
     Form 13F File Number          Name

     28-
         ----------------          --------------------------------------

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                           ----------------------------
Form 13F Information Table Entry Total:     10
                                           ----------------------------
Form 13F Information Table Value Total:     $6,645,603
                                           ----------------------------
                                                   (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number      Name

     1     28- 12429                   Carlyle Investment Management L.L.C.
     -----    --------------------     -------------------------------------

                                                          FORM 13-F INFORMATION TABLE

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         COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
                             TITLE OF            VALUE       SHRS OR   SH/ PUT/     INVESTMENT    OTHER        VOTING AUTHORITY
     NAME OF ISSUER           CLASS    CUSIP    (x$1000)     PRN AMT   PRN CALL     DISCRETION   MANAGERS   SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Allison Transmission Hldgs I   Com   01973R101  1,799,329   75,348,750  SH   --    Shared-Defined    1            75,348,750

BankUnited  Inc                Com   06652K103  $153,824    6,152,973   SH   --    Shared-Defined    1            6,152,973

Dunkin Brands Group Inc        Com   265504100  $368,258    12,242,614  SH   --    Shared-Defined    1            12,242,614

Fairpoint Communications Inc   Com   305560302  $129        34,202      SH   --    Shared-Defined    1            34,202

Hertz Global Holdings Inc      Com   42805T105  $727,979    48,402,867  SH   --    Shared-Defined    1            48,402,867


Kinder Morgan Inc Del          Com   49456B101  $1,980,676  51,246,481  SH   --    Shared-Defined    1            51,246,481

Lear Corp                      Com   521865204  $2,336      50,246      SH   --    Shared-Defined    1            50,246

SS&C Technologies Hldgs Inc    Com   78467J100  $664,200    28,469,799  SH   --    Shared-Defined    1            28,469,799

Triumph Group Inc              Com   896818101  $91,157     1,454,792   SH   --    Shared-Defined    1            1,454,792

Wesco Aircraft Hldgs Inc       Com   950814103  $857,715    52,945,382  SH   --    Shared-Defined    1            52,945,382
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

                                LIST OF EXHIBITS


EXHIBIT NO.     DESCRIPTION
-----------     -----------

    99          Power of Attorney